UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                      811-7972

Exact name of registrant as specified in charter:        Delaware Group
                                                         Adviser Funds

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 October 31

Date of reporting period:                                January 31, 2006

Item 1.  Schedule of Investments (Unaudited)

Schedule of Investments
Delaware U.S. Growth Fund
January 31, 2006

Common Stock - 97.70%
Basic Industry/Capital Goods - 3.41%
Praxair                                                                                                  310,000       $ 16,330,800
                                                                                                                         ----------
                                                                                                                         16,330,800
                                                                                                                         ----------
Expeditors International Washington                                                                      240,000         17,649,600
First Data                                                                                               410,000         18,491,000
Moody's                                                                                                  225,000         14,247,000
Paychex                                                                                                  410,000         14,903,500
United Parcel Service Class B                                                                            240,000         17,978,400
                                                                                                                         ----------
                                                                                                                         83,269,500
                                                                                                                         ----------
Consumer Non-Durables - 14.63%
Procter & Gamble                                                                                         300,000         17,769,000
Staples                                                                                                  800,000         18,968,000
Wal-Mart Stores                                                                                          320,000         14,755,200
Walgreen                                                                                                 430,000         18,610,400
                                                                                                                         ----------
                                                                                                                         70,102,600
Consumer Services - 20.31%
+Apollo Group Class A                                                                                    225,000         12,525,750
+eBay                                                                                                    425,000         18,317,500
International Game Technology                                                                            480,000         17,174,400
+Liberty Global Class A                                                                                  230,000          4,922,000
+Liberty Global Class C                                                                                  300,000          6,066,000
+MGM MIRAGE                                                                                              380,000         14,082,800
+Weight Watchers International                                                                           175,000          8,232,000
+XM Satellite Radio Holdings Class A                                                                     610,000         15,969,800
                                                                                                                         ----------
                                                                                                                         97,290,250
                                                                                                                         ----------
Financials - 3.62%
Chicago Mercantile Exchange                                                                               41,000         17,353,250
                                                                                                                         ----------
                                                                                                                         17,353,250
                                                                                                                         ----------
Health Care - 16.11%
Allergan                                                                                                 160,000         18,624,000
+Genentech                                                                                               265,000         22,768,800
UnitedHealth Group                                                                                       330,000         19,608,600
+Zimmer Holdings                                                                                         235,000         16,203,250
                                                                                                                         ----------
                                                                                                                         77,204,650
Technology - 22.24%
+Intuit                                                                                                  310,000         16,222,300
Microsoft                                                                                                690,000         19,423,500
+NAVTEQ                                                                                                  280,000         12,574,800
QUALCOMM                                                                                                 530,000         25,418,800
+SanDisk                                                                                                 285,000         19,197,600
Sprint                                                                                                   600,000         13,734,000
                                                                                                                        -----------
                                                                                                                        106,571,000
                                                                                                                        -----------
Total Common Stock (cost $417,691,473)                                                                                  468,122,050
                                                                                                                        ===========
                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 0.93%
With BNP Paribas 4.37% 2/1/06
(dated 1/31/06, to be repurchased at $2,600,316,
collateralized by $1,223,000 U.S. Treasury Notes
2.00% due 5/15/06, market value $1,219,834,
$574,000 U.S. Treasury Notes 2.375% due 8/15/06,
market value $573,247 and $867,000 U.S. Treasury
Notes 2.625% due 11/15/06, market value $859,141)                                                     $2,600,000          2,600,000


With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be repurchased at
$1,834,222, collateralized by $142,000 U.S. Treasury Bills due 6/22/06, market value $139,726, $838,000 U.S. Treasury Notes 3.50% due 11/15/06, market value
$837,596 and $917,000 U.S. Treasury Notes 3.625% due 7/15/09,
market value $894,426)                                                                                 1,834,000          1,834,000
                                                                                                                          ---------
Total Repurchase Agreements (cost $4,434,000)                                                                             4,434,000
                                                                                                                          =========

Total Market Value of Securities - 98.63%
   (cost $422,125,473)                                                                                                  472,556,050
Receivables and Other Assets Net of Liabilities (See Notes) - 1.37%                                                       6,558,714
                                                                                                                          =========
Net Assets Applicable to 34,617,029 Shares Outstanding - 100.00%                                                       $479,114,764
                                                                                                                       ============

+ Non-income producing security for the period ended January 31, 2006.

-------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Advisor Funds - Delaware U.S. Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                   $422,151,194
                                                      ------------
Aggregate unrealized appreciation                       60,087,804
Aggregate unrealized depreciation                      (9,682,948)
                                                      ------------
Net unrealized appreciation                           $ 50,404,856
                                                      ------------

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $73,998,245 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $27,149,194 expires in 2009, $28,063,955 expires in 2010 and $18,785,096 expires in 2011.

3. Credit and Market Risk

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At January 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Diversified Income Fund

January 31, 2006

                                                                                                     Principal          Market
                                                                                                     Amount|_|          Value
                                                                                                                        (U.S. $)
Agency Asset-Backed Securities - 0.19%
oFannie Mae Grantor Trust Series 2004-T4 A2 3.93% 2/25/20                           USD                   76,135            $75,890
oFannie Mae Whole Loan Series 2002-W11 AV1 4.87% 11/25/32                                                203,520            203,553
oFreddie Mac Structured Pass-Through Securities Series T-30 A5 7.61% 12/25/30                          1,186,430          1,185,688
oSLMA Student Loan Trust Series 2004-1 A1 4.663% 1/26/15                                                 546,826            547,132
                                                                                                                            -------
Total Agency Asset-Backed Securities (cost $2,010,413)                                                                    2,012,263
                                                                                                                          =========

Agency Collateralized Mortgage Obligations - 2.18%
Fannie Mae
   Series 1992-51 H 5.00% 4/25/07                                                                        133,057            132,703
   Series 1996-46 ZA 7.50% 11/25/26                                                                      234,429            248,290
   Series 2002-90 A2 6.50% 11/25/42                                                                      756,882            774,639
   Series 2003-122 AJ 4.50% 2/25/28                                                                      845,380            827,826
   Series 2005-110 MB 5.50% 9/25/35                                                                    1,045,000          1,049,700
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                                                        50,640             52,972
   Series 2001-T8 A2 9.50% 7/25/41                                                                       153,836            166,838
   Series 2002-T4 A3 7.50% 12/25/41                                                                      643,631            672,203
   Series 2004-T1 1A2 6.50% 1/25/44                                                                      268,433            275,405
Fannie Mae Whole Loan
   Series 2003-W12 2A3 2.42% 6/25/43                                                                     478,415            476,763
   Series 2003-W14 1A5 4.71% 9/25/43                                                                     113,552            113,172
   Series 2004-W9 2A1 6.50% 2/25/44                                                                      556,709            568,961
   Series 2004-W11 1A2 6.50% 5/25/44                                                                   1,198,311          1,224,894
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                           963,327          1,006,713
   Series 2326 ZQ 6.50% 6/15/31                                                                        2,079,519          2,170,281
   Series 2480 EH 6.00% 11/15/31                                                                         132,091            132,235
   Series 2552 KB 4.25% 6/15/27                                                                        1,431,054          1,418,333
   Series 2662 MA 4.50% 10/15/31                                                                       1,549,196          1,520,490
   Series 2872 GC 5.00% 11/15/29                                                                       1,580,000          1,543,839
   Series 2890 PC 5.00% 7/15/30                                                                        1,015,000            991,357
   Series 2915 KP 5.00% 11/15/29                                                                       2,417,000          2,363,421
   Series 3022 MB 5.00% 12/15/28                                                                         975,000            961,985
   Series 3063 PC 5.00% 2/15/29                                                                        2,304,000          2,267,103
Freddie Mac Reference Series R004 AL 5.125% 12/15/13                                                   2,280,000          2,267,639
oFreddie Mac Structured Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35                                                                        148,727            147,998
   Series T-58 2A 6.50% 9/25/43                                                                          218,707            223,583
                                                                                                                            -------
Total Agency Collateralized Mortgage Obligations (cost $23,897,453)                                                      23,599,343
                                                                                                                         ==========

Agency Mortgage-Backed Securities - 8.48%
Fannie Mae
   5.50% 1/1/13                                                                                        1,906,777          1,916,311
   5.73% 12/1/08                                                                                         595,606            604,727
   6.50% 8/1/17                                                                                          722,451            740,286
   6.765% 1/1/07                                                                                         705,946            709,034
oFannie Mae ARM
   3.249% 10/1/33                                                                                      3,086,523          3,065,183
   5.068% 8/1/35                                                                                       1,651,165          1,623,348
Fannie Mae Relocation 15 yr 4.00% 9/1/20                                                               3,445,218          3,288,030
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                         503,839            492,187
   5.00% 1/1/34                                                                                          316,564            309,231
   5.00% 8/1/34                                                                                          502,780            490,368
   5.00% 11/1/34                                                                                         734,896            716,753
   5.00% 4/1/35                                                                                        1,741,303          1,695,594
   5.00% 10/1/35                                                                                       1,310,950          1,276,538
   5.00% 1/1/36                                                                                        2,131,064          2,075,124
Fannie Mae S.F. 15 yr
   4.50% 11/1/19                                                                                       3,458,471          3,367,686
   6.00% 4/1/17                                                                                           27,129             27,740
   6.00% 6/1/17                                                                                            6,722              6,873
Fannie Mae S.F. 15 yr TBA
   4.50% 3/1/21                                                                                       11,380,000         11,038,599
   5.00% 2/1/20                                                                                        3,025,000          2,988,133
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                     2,338,215          2,332,370
Fannie Mae S.F. 30 yr
   5.50% 3/1/29                                                                                          661,612            657,271
   5.50% 4/1/29                                                                                          585,101            581,261
   6.00% 8/1/35                                                                                        3,233,440          3,267,795
   7.50% 3/1/32                                                                                          104,035            108,944
   7.50% 4/1/32                                                                                          140,753            147,395
   7.50% 10/1/34                                                                                         110,335            115,610
Fannie Mae S.F. 30 yr TBA
   5.00% 2/1/36                                                                                        8,845,000          8,546,481
   5.50% 2/1/36                                                                                       27,385,000         27,094,033
   6.00% 2/15/36                                                                                       1,025,000          1,035,250
   6.50% 2/2/36                                                                                        5,105,000          5,234,220
   7.00% 2/15/36                                                                                       1,205,000          1,252,447
Freddie Mac 7.00% 1/1/08                                                                                 961,562            968,773
oFreddie Mac ARM
   2.995% 12/1/33                                                                                      3,240,293          3,212,955
   3.744% 4/1/34                                                                                         307,331            308,196
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                336,417            329,373
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                                      122,446            117,816
Freddie Mac S.F. 30 yr 6.50% 10/1/33                                                                      99,038            101,514
GNMA S.F. 30 yr
   7.50% 2/15/32                                                                                           1,985              2,091
   9.50% 9/15/17                                                                                           9,837             10,821
   10.00% 7/15/17                                                                                          5,177              5,768
                                                                                                                              -----
Total Agency Mortgage-Backed Securities (cost $92,308,161)                                                               91,862,129
                                                                                                                         ==========

Agency Obligations - 2.88%
Fannie Mae
   3.25% 8/15/08                                                                                         160,000            154,305
   3.375% 12/15/08                                                                                       520,000            501,026
   5.25% 8/1/12                                                                                        2,625,000          2,646,554
   ^5.336% 10/9/19                                                                                    24,360,000         11,713,580
   6.375% 8/15/07                                                                   AUD                2,317,000          1,774,110
Federal Home Loan Bank 3.50% 9/15/06                                                USD                  465,000            461,463
^Financing Corporation Principal Strip
   PRN 1 5.00% 5/11/18                                                                                 9,480,000          5,176,317
   PRN 16 4.673% 4/5/19                                                                                2,060,000          1,072,813
   PRN D 4.57% 9/26/19                                                                                11,440,000          5,810,101
Freddie Mac
   3.75% 8/3/07                                                                                          340,000            334,850
   4.75% 1/19/16                                                                                       1,370,000          1,354,649
   5.75% 4/15/08                                                                                         150,000            153,078
                                                                                                                            -------
Total Agency Obligations (cost $31,642,536)                                                                              31,152,846
                                                                                                                         ==========

=@Collateralized Debt Obligations - 0.16%
#Alliance Capital Funding CBO Series 1 A3 144A 5.84% 2/15/10                                              41,898             41,898
#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                        183,363            185,082
#Magnetite Asset Investor CDO Series 2003-C1 144A 8.786% 1/31/08                                         750,000            759,811
o#Merrill Lynch CBO VII Series 1997-C3A 144A 4.879% 3/23/08                                              174,480             40,751
#Putnam CBO II Series 1A A1 144A 6.875% 11/8/09                                                           47,910             48,389
#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                                                  137,251            137,530
South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                           36,935             37,119
#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                                           500,000            507,450
                                                                                                                            -------
Total Collateralized Debt Obligations (cost $1,867,421)                                                                   1,758,030
                                                                                                                          =========

Commercial Mortgage-Backed Securities - 1.89%
Bank of America Commercial Mortgage Securities Series 2004-5 A3 4.561% 11/10/41                          445,000            430,693
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                     1,355,000          1,353,836
o#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34                                    1,053,857
1,101,130
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                645,000            627,043
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                     1,165,000          1,155,191
GE Capital Commercial Mortgage Trust
   Series 2002-1A A3 6.269% 12/10/35                                                                   3,840,000          4,046,489
   Series 2005-C3 A3FX 4.863% 7/10/45                                                                    290,000            286,495
General Motors Acceptance Corporation Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35                                                                       667,159            684,989
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42                                   330,000            320,661
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                         320,046            334,503
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                    2,630,000          2,652,250
   Series 2002-C2 A2 5.05% 12/12/34                                                                    2,510,000          2,484,902
   Series 2003-C1 A2 4.985% 1/12/37                                                                      335,000            330,561
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                      940,000          1,002,204
   Series 2006-C1 A2 5.084% 2/15/31                                                                      602,000            600,307
Merrill Lynch Mortgage Trust
   oSeries 2004-BPC1 A3 4.467% 10/12/41                                                                  410,000            394,616
   oSeries 2005-CIP1 B 5.101% 7/12/38                                                                    590,000            580,772
   #Series 2005-GGP1 E 144A 4.33% 11/15/10                                                               315,000            310,687
   #Series 2005-GGP1 F 144A 4.35% 11/15/10                                                               290,000            285,887
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                              805,000            796,388
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                             695,000            670,367
                                                                                                                            -------
Total Commercial Mortgage-Backed Securities (cost $21,053,552)                                                           20,449,971
                                                                                                                         ==========

Convertible Bonds - 0.03%
#Charter Communications 144A 5.875% 11/16/09
   exercise price $2.42, expiration date 11/16/09                                                        415,000            293,613
                                                                                                                            -------
Total Convertible Bonds (cost $402,650)                                                                                     293,613
                                                                                                                            =======

Corporate Bonds - 40.99%
Banking - 3.48%
#Banco BMG 144A 9.15% 1/15/16                                                                          1,915,000          1,905,425
#Banco Continental 144A 6.625% 12/1/10                                                                 5,033,000          5,070,908
o#Banco Santander 144A 4.81% 12/9/09                                                                     545,000            543,393
Bank Nederlandse Gemeenten 6.75% 9/21/11                                            NZD                9,865,000          6,796,485
oBarclays Bank 6.278% 12/29/49                                                      USD                  830,000            827,406
o#BOI Capital Funding 144A 6.107% 8/29/49                                                                810,000            818,934
Citigroup 5.875% 2/22/33                                                                               1,170,000          1,195,577
Credit Suisse First Boston USA 6.125% 11/15/11                                                           450,000            469,893
Deustche Bank 8.00% 9/29/06                                                         ISK               32,700,000            519,894
o#HBOS 144A 5.92% 9/29/49                                                           USD                1,500,000          1,501,884
#ICICI Bank 144A 5.75% 11/16/10                                                                        1,708,000          1,716,045
#Mizuho Financial Group 144A 5.79% 4/15/14                                                               750,000            769,355
Popular North America 4.25% 4/1/08                                                                     1,075,000          1,053,494
Popular North America Capital Trust 6.564% 9/15/34                                                       985,000            991,644
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        765,000            752,713
oRBS Capital Trust I 4.709% 12/29/49                                                                     700,000            661,582
Regions Financial 6.375% 5/15/12                                                                         500,000            531,824
o#Resona Bank 144A 5.85% 9/29/49                                                                       1,955,000          1,946,981
o#Resona Preferred Global Securities 144A 7.191% 12/29/49                                              4,470,000          4,711,849
oWachovia Capital Trust III 5.80% 8/29/49                                                              3,415,000          3,425,665
Western Financial 9.625% 5/15/12                                                                       1,245,000          1,400,625
Wilmington Trust 4.875% 4/15/13                                                                           15,000             14,696
                                                                                                                             ------
                                                                                                                         37,626,272
                                                                                                                        -----------

Basic Industry - 4.07%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                        100,000            101,250
   6.95% 4/1/08                                                                                          174,000            172,260
   7.875% 8/1/09                                                                                       2,810,000          2,753,799
AK Steel 7.875% 2/15/09                                                                                1,635,000          1,618,650
Alrosa Finance 8.875% 11/17/14                                                                         1,484,000          1,696,806
@#Alrosa Finance 144A 8.875% 11/17/14                                                                  1,552,000          1,777,040
Barrick Gold Finance 7.50% 5/1/07                                                                        320,000            329,281
Bowater
   9.00% 8/1/09                                                                                        1,040,000          1,075,100
   9.50% 10/15/12                                                                                      2,980,000          3,084,299
#Codelco 144A 5.625% 9/21/35                                                                           1,065,000          1,040,749
Donohue Forest Products 7.625% 5/15/07                                                                 1,450,000          1,471,750
#Evraz Group SA 144A 8.25% 11/10/15                                                                    3,215,000          3,255,187
Georgia-Pacific
   8.875% 5/15/31                                                                                      2,155,000          2,230,425
   9.50% 12/1/11                                                                                       2,220,000          2,392,050
Huntsman International 10.125% 7/1/09                                                                    405,000            420,694
#Ineos Group Holdings 144A 8.50% 2/15/16                                                               2,275,000          2,275,000
Lubrizol 4.625% 10/1/09                                                                                  250,000            244,826
Lyondell Chemical 10.50% 6/1/13                                                                          175,000            198,188
Newpage 10.00% 5/1/12                                                                                  1,690,000          1,715,350
Norske Skog Canada 8.625% 6/15/11                                                                      2,400,000          2,316,000
#Panolam Industrial 144A 10.75% 10/1/13                                                                  650,000            619,125
#Port Townsend Paper 144A 12.00% 4/15/11                                                               1,500,000          1,020,000
Potlatch 13.00% 12/1/09                                                                                1,092,000          1,300,159
Rhodia
   8.875% 6/1/11                                                                                       1,269,000          1,300,725
   10.25% 6/1/10                                                                                         483,000            537,338
Smurfit Capital Funding 7.50% 11/20/25                                                                 2,775,000          2,497,500
++Solutia 6.72% 10/15/37                                                                                1,990,000          1,626,825
Stone Container 9.25% 2/1/08                                                                             410,000            423,325
Tembec Industries 8.625% 6/30/09                                                                       3,795,000          1,793,138
Vale Overseas 6.25% 1/11/16                                                                            2,027,000          2,037,135
Witco 6.875% 2/1/26                                                                                      825,000            796,125
                                                                                                                            -------
                                                                                                                         44,120,099
                                                                                                                        -----------
Brokerage - 1.35%
Amvescap 4.50% 12/15/09                                                                                  885,000            865,216
E Trade Financial 8.00% 6/15/11                                                                        2,415,000          2,523,675
#E Trade Financial 144A 8.00% 6/15/11                                                                    250,000            261,250
FINOVA Group 7.50% 11/15/09                                                                            3,289,400          1,151,290
Franklin Resources 3.70% 4/15/08                                                                         250,000            243,196
Goldman Sachs 6.345% 2/15/34                                                                           1,155,000          1,201,425
LaBranche & Company
   9.50% 5/15/09                                                                                       1,265,000          1,353,550
   11.00% 5/15/12                                                                                      1,365,000          1,521,975
oMerrill Lynch 5.15% 3/12/07                                                                             775,000            768,017
Morgan Stanley
   4.75% 4/1/14                                                                                          360,000            343,137
   5.05% 1/21/11                                                                                       1,590,000          1,581,120
   5.375% 10/15/15                                                                                     2,860,000          2,844,153
                                                                                                                          ---------
                                                                                                                         14,658,004
                                                                                                                        -----------
Capital Goods - 1.65%
Aleris International 9.00% 11/15/14                                                                    1,730,000          1,816,500
Allied Waste North America 9.25% 9/1/12                                                                2,101,000          2,284,837
Armor Holdings 8.25% 8/15/13                                                                           2,470,000          2,679,949
Casella Waste Systems 9.75% 2/1/13                                                                     2,155,000          2,273,525
DRS Technologies 6.875% 11/1/13                                                                        1,075,000          1,072,313
General Electric 5.00% 2/1/13                                                                          1,180,000          1,172,138
Geo Subordinate 11.00% 5/15/12                                                                         1,625,000          1,576,250
Graham Packaging 9.875% 10/15/14                                                                       1,860,000          1,850,700
Interface 10.375% 2/1/10                                                                               1,405,000          1,534,963
Intertape Polymer 8.50% 8/1/14                                                                         1,600,000          1,584,000
York International 6.625% 8/15/06                                                                         10,000             10,066
                                                                                                                             ------
                                                                                                                         17,855,241
                                                                                                                        -----------
Communications - 6.28%
oAdelphia Communications 8.125% 7/15/06                                                                  975,000            638,625
Alaska Communications Systems Holdings 9.875% 8/15/11                                                    905,000            993,238
American Cellular 10.00% 8/1/11                                                                          805,000            879,463
American Tower 7.125% 10/15/12                                                                           810,000            844,425
Bellsouth 4.20% 9/15/09                                                                                  580,000            561,591
#CCH I 144A 11.00% 10/1/15                                                                             2,819,000          2,332,723
#Centennial Communications 144A 10.00% 1/1/13                                                            830,000            863,200
Cenveo 9.625% 3/15/12                                                                                  1,030,000          1,109,825
Charter Communications Holdings
   11.125% 1/15/11                                                                                     1,920,000          1,027,200
       *(TM)13.50% 1/15/11                                                                             1,745,000          1,047,000
#Charter Communications Operating 144A 8.375% 4/30/14                                                    745,000            747,794
Cincinnati Bell 8.375% 1/15/14                                                                         2,285,000          2,256,438
o#Cleveland Unlimited 144A 12.73% 12/15/10                                                               575,000            583,625
Comcast 6.50% 11/15/35                                                                                   630,000            633,151
Cox Communications 4.625% 1/15/10                                                                        585,000            565,451
CSC Holdings 10.50% 5/15/16                                                                            3,540,000          3,783,374
Dex Media East 12.125% 11/15/12                                                                          627,000            728,888
#Digicel Limited 144A 9.25% 9/1/12                                                                       925,000            975,875
#Excelcomindo Finance 144A 7.125% 1/18/13                                                              1,372,000          1,382,290
GTE California 7.65% 3/15/07                                                                           2,580,000          2,637,561
#Hanarotelecom 144A 7.00% 2/1/12                                                                       2,600,000          2,562,775
    *(TM)Inmarsat Finance 10.375% 11/15/12                                                             4,295,000          3,602,430
Insight Midwest 10.50% 11/1/10                                                                         3,334,000          3,529,872
iPCS 11.50% 5/1/12                                                                                       420,000            486,150
oIWO Escrow Company 8.35% 1/15/12                                                                        175,000            182,438
oLiberty Media 5.991% 9/17/06                                                                            499,000            502,209
MCI
   6.908% 5/1/07                                                                                         552,000            558,900
   7.688% 5/1/09                                                                                       1,530,000          1,581,638
Mediacom Capital 9.50% 1/15/13                                                                         2,185,000          2,179,538
PanAmSat Holding 9.00% 8/15/14                                                                           680,000            718,250
Qwest 7.875% 9/1/11                                                                                      535,000            568,438
o#Qwest 144A 7.741% 6/15/13                                                                              950,000          1,029,563
#RH Donnelley 144A 8.875% 1/15/16                                                                      2,250,000          2,286,563
Rural Cellular 9.875% 2/1/10                                                                           1,050,000          1,134,000
o#Rural Cellular 144A 10.041% 11/1/12                                                                    720,000            743,400
SBC Communications 4.125% 9/15/09                                                                      1,055,000          1,016,917
Sheridan Acquisition 10.25% 8/15/11                                                                    1,995,000          2,062,331
Sirius Satellite 9.625% 8/1/13                                                                         1,520,000          1,501,000
Sprint Capital 4.78% 8/17/06                                                                             775,000            774,079
Telecom Italia Capital 4.00% 1/15/10                                                                     515,000            489,664
#Telecom Personal 144A 9.25% 12/22/10                                                                  2,201,000          2,245,020
Telefonos de Mexico 4.50% 11/19/08                                                                     1,180,000          1,156,552
THOMSON 5.75% 2/1/08                                                                                     205,000            207,291
Time Warner Entertainment 8.375% 3/15/23                                                                 670,000            777,862
Triton Communications 9.375% 2/1/11                                                                    1,400,000            945,000
oUS LEC 12.716% 10/1/09                                                                                  740,000            799,200
US Unwired 10.00% 6/15/12                                                                              1,130,000          1,285,375
Verizon Wireless 5.375% 12/15/06                                                                       1,865,000          1,870,692
Vertis 10.875% 6/15/09                                                                                 2,230,000          2,196,550
#Wind Acquisition 144A 10.75% 12/1/15                                                                  2,390,000          2,560,287
XM Satellite Radio 12.00% 6/15/10                                                                      1,611,000          1,812,375
                                                                                                                          ---------
                                                                                                                         67,958,096
                                                                                                                        -----------
Consumer Cyclical - 5.68%
Accuride 8.50% 2/1/15                                                                                  1,100,000          1,100,000
Ameristar Casinos 10.75% 2/15/09                                                                         520,000            547,950
Boyd Gaming 7.125% 2/1/16                                                                                175,000            174,563
oCentex 4.50% 8/1/07                                                                                     850,000            850,369
Corrections Corporation of America 7.50% 5/1/11                                                        1,820,000          1,885,975
oDaimlerChrysler NA Holdings 4.78% 10/31/08                                                            1,295,000          1,300,276
DR Horton 5.25% 2/15/15                                                                                2,310,000          2,167,043
Ford Motor 7.45% 7/16/31                                                                               4,195,000          3,114,788
Ford Motor Credit
   5.625% 10/1/08                                                                                        175,000            159,195
   5.70% 1/15/10                                                                                         760,000            672,798
   6.625% 6/16/08                                                                                      1,105,000          1,040,343
Fortune Brands 5.375% 1/15/16                                                                          1,405,000          1,382,646
#Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                     3,330,000          3,429,900
Gaylord Entertainment 8.00% 11/15/13                                                                     735,000            768,075
General Motors 8.375% 7/15/33                                                                            875,000            651,875
General Motors Acceptance Corporation
   6.75% 12/1/14                                                                                       1,755,000          1,665,990
   6.875% 9/15/11                                                                                      2,690,000          2,571,150
   8.00% 11/1/31                                                                                       2,785,000          2,847,481
Johnson Controls
   5.00% 11/15/06                                                                                        290,000            289,396
   5.25% 1/15/11                                                                                         920,000            918,196
   5.50% 1/15/16                                                                                         850,000            841,965
Landry's Restaurant 7.50% 12/15/14                                                                     1,445,000          1,372,750
Lodgenet Entertainment 9.50% 6/15/13                                                                   3,445,000          3,737,824
#Majestic Star 144A 9.75% 1/15/11                                                                        910,000            935,025
Mandalay Resort Group 10.25% 8/1/07                                                                      660,000            706,200
Metaldyne 10.00% 11/1/13                                                                               1,935,000          1,780,200
Mohawk Industries 6.125% 1/15/16                                                                         795,000            800,860
#Neiman Marcus 144A
   9.00% 10/15/15                                                                                      2,235,000          2,329,988
   10.375% 10/15/15                                                                                    1,045,000          1,082,881
O'Charleys 9.00% 11/1/13                                                                               1,120,000          1,148,000
Penn National Gaming 8.875% 3/15/10                                                                    2,965,000          3,116,956
Penney (J.C.)
   7.375% 8/15/08                                                                                        700,000            736,616
   7.65% 8/15/16                                                                                         409,000            463,881
Royal Caribbean Cruises 7.25% 3/15/18                                                                    445,000            483,461
Time Warner 8.18% 8/15/07                                                                              1,515,000          1,581,057
    *(TM)Town Sports International 11.00% 2/1/14                                                         850,000            622,625
True Temper Sports 8.375% 9/15/11                                                                        895,000            818,925
#Uno Restaurant 144A 10.00% 2/15/11                                                                    1,100,000            932,250
Visteon
   7.00% 3/10/14                                                                                       1,455,000          1,134,900
   8.25% 8/1/10                                                                                        4,005,000          3,394,238
Warnaco 8.875% 6/15/13                                                                                   980,000          1,053,500
Warner Music Group 7.375% 4/15/14                                                                      2,325,000          2,330,813
Wheeling Island Gaming 10.125% 12/15/09                                                                2,405,000          2,528,256
                                                                                                                          ---------
                                                                                                                         61,471,180
                                                                                                                        -----------
Consumer Non-Cyclical - 4.05%
#Accellent 144A 10.50% 12/1/13                                                                         1,440,000          1,512,000
#AmerisourceBergen 144A 5.875% 9/15/15                                                                 1,635,000          1,663,613
Amgen 4.00% 11/18/09                                                                                     280,000            270,878
Biovail 7.875% 4/1/10                                                                                  4,110,000          4,269,262
Constellation Brands 8.125% 1/15/12                                                                      995,000          1,047,238
Cott Beverages 8.00% 12/15/11                                                                          1,470,000          1,510,425
#CRC Health 144A 10.75% 2/1/16                                                                         1,000,000          1,020,000
#Doane Pet Care 144A 10.625% 11/15/15                                                                  1,040,000          1,092,000
Gold Kist 10.25% 3/15/14                                                                                 830,000            925,450
HCA 5.50% 12/1/09                                                                                        800,000            792,730
HealthSouth 10.75% 10/1/08                                                                             2,375,000          2,357,188
Kraft Foods
   4.125% 11/12/09                                                                                       910,000            878,232
   6.50% 11/1/31                                                                                         400,000            432,363
#Le-Natures 144A 10.00% 6/15/13                                                                        1,550,000          1,635,250
Medco Health Solutions 7.25% 8/15/13                                                                   3,075,000          3,362,551
MedPartners 7.375% 10/1/06                                                                             2,240,000          2,273,600
#Miller Brewing 144A
   4.25% 8/15/08                                                                                         685,000            671,014
   5.50% 8/15/13                                                                                         500,000            503,819
National Beef Packing 10.50% 8/1/11                                                                    2,075,000          2,137,250
Pilgrim's Pride 9.625% 9/15/11                                                                         1,495,000          1,592,175
Playtex Products 9.375% 6/1/11                                                                         1,445,000          1,526,281
Safeway 6.15% 3/1/06                                                                                     605,000            604,837
Swift & Co. 12.50% 1/1/10                                                                                590,000            569,350
Universal 6.50% 2/15/06                                                                                  605,000            605,335
US Oncology 10.75% 8/15/14                                                                             2,160,000          2,397,600
UST 6.625% 7/15/12                                                                                       930,000            975,413
    *(TM)Vanguard Health 11.25% 10/1/15                                                                2,470,000          1,815,450
#Warner Chilcott 144A 8.75% 2/1/15                                                                     2,870,000          2,826,950
WellPoint
   4.25% 12/15/09                                                                                        505,000            490,334
   5.85% 1/15/36                                                                                         685,000            684,479
Wyeth 5.50% 2/1/14                                                                                     1,395,000          1,407,107
                                                                                                                          ---------
                                                                                                                         43,850,174
                                                                                                                        -----------
Electric - 2.67%
Avista
   7.75% 1/1/07                                                                                          290,000            295,951
   9.75% 6/1/08                                                                                          433,000            472,443
++Calpine 10.50% 5/15/06                                                                                 675,000            283,500
o++#Calpine 144A 9.90% 7/15/07                                                                           948,175            854,543
#Central Eletricas Brasileiras 144A 7.75% 11/30/15                                                     3,502,000          3,615,814
Constellation Energy 7.60% 4/1/32                                                                      1,300,000          1,556,819
Duke Capital 5.668% 8/15/14                                                                              615,000            617,716
#Dynegy Holdings 144A 10.125% 7/15/13                                                                  1,980,000          2,244,824
Elwood Energy 8.159% 7/5/26                                                                            1,127,139          1,229,496
FPL Group Capital 4.086% 2/16/07                                                                         845,000            836,795
Midwest Generation
   8.30% 7/2/09                                                                                        1,460,000          1,511,100
   8.75% 5/1/34                                                                                        1,695,000          1,864,500
Mirant Americas Generation 8.30% 5/1/11                                                                1,750,000          1,802,500
NRG Energy 7.25% 2/1/14                                                                                2,325,000          2,368,594
Oncor Electric Delivery 7.00% 5/1/32                                                                     160,000            180,052
Orion Power Holdings 12.00% 5/1/10                                                                     1,035,000          1,185,075
Pepco Holdings 5.50% 8/15/07                                                                           1,645,000          1,652,075
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                           76,822             76,822
   6.256% 2/1/10                                                                                         900,000            911,957
PSEG Energy Holdings 8.625% 2/15/08                                                                       30,000             31,725
Reliant Energy 9.50% 7/15/13                                                                             475,000            472,625
oSCANA 4.56% 3/1/08                                                                                      655,000            655,905


Southern California Edison
   o4.555% 12/13/07                                                                                      695,000            695,350
   6.00% 1/15/34                                                                                         570,000            593,661
Southern Capital Funding 5.30% 2/1/07                                                                    630,000            628,601
#Tenaska Alabama 144A 7.00% 6/30/21                                                                      398,657            406,621
#Texas Genco 144A 6.875% 12/15/14                                                                        630,000            685,125
=++#USGen New England 144A 7.459% 1/2/15                                                                 255,000              1,836
#VeraSun Energy 144A 9.875% 12/15/12                                                                   1,110,000          1,143,300
                                                                                                                          ---------
                                                                                                                         28,875,325
                                                                                                                        -----------
Emerging Markets - 0.21%
Naftogaz Ukrainy 8.125% 9/30/09                                                                          300,000            303,570
Southern Peru 7.50% 7/27/35                                                                            1,955,000          1,963,082
                                                                                                                          ---------
                                                                                                                          2,266,652
                                                                                                                        -----------
Energy - 1.71%
#Adaro Finance 144A 8.50% 12/8/10                                                                        270,000            275,400
#Atlas Pipeline 144A 8.125% 12/15/15                                                                   1,680,000          1,738,800
Bluewater Finance 10.25% 2/15/12                                                                         750,000            811,875
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                   515,000            506,194
#Compton Petroleum 144A 7.625% 12/1/13                                                                   570,000            584,250
#Copano Energy 144A 8.125% 3/1/16                                                                        450,000            458,438
#Hilcorp Energy 144A
   7.75% 11/1/15                                                                                       1,500,000          1,535,625
   10.50% 9/1/10                                                                                         535,000            595,188
#Kinder Morgan 144A 5.35% 1/5/11                                                                       1,635,000          1,632,897
Nexen 5.875% 3/10/35                                                                                     400,000            390,924
ONEOK 5.51% 2/16/08                                                                                    1,245,000          1,250,886
oSecunda International 12.60% 9/1/12                                                                     845,000            899,925
SESI 8.875% 5/15/11                                                                                      560,000            589,400
Siberian Oil 10.75% 1/15/09                                                                            1,804,000          2,046,277
Talisman Energy
   5.125% 5/15/15                                                                                        580,000            568,674
   5.85% 2/1/37                                                                                        3,425,000          3,381,067
USX 9.125% 1/15/13                                                                                        95,000            115,518
Valero Energy 6.125% 4/15/07                                                                             135,000            136,494
Weatherford International 4.95% 10/15/13                                                                 255,000            247,750
Whiting Petroleum 7.25% 5/1/13                                                                           770,000            786,363
                                                                                                                            -------
                                                                                                                         18,551,945
                                                                                                                        -----------
Finance Companies - 3.03%
American General Finance 4.875% 7/15/12                                                                2,330,000          2,262,661
#C&M Finance 144A 8.10% 2/1/16                                                                         1,250,000          1,263,696
#CCM Merger 144A 8.00% 8/1/13                                                                          3,015,000          2,954,700
#FTI Consulting 144A 7.625% 6/15/13                                                                    1,225,000          1,274,000
General Electric Capital 2.75% 9/25/06                                                                    25,000             24,676
HSBC Finance 4.625% 9/15/10                                                                            2,290,000          2,238,569
oHSBC Finance Capital Trust IX 5.911% 11/30/35                                                         1,500,000          1,506,176
o#ILFC E-Capital Trust I 144A 5.90% 12/21/65                                                           1,210,000          1,213,514
o#ILFC E-Capital Trust II 144A 6.25% 12/21/65                                                            535,000            540,293
International Lease Finance 4.625% 6/2/08                                                                155,000            153,349
Jefferies Group 6.25% 1/15/36                                                                            750,000            739,518
Residential Capital
   6.125% 11/21/08                                                                                     1,800,000          1,819,514
   6.375% 6/30/10                                                                                        933,000            957,302
   6.875% 6/30/15                                                                                      2,580,000          2,777,788
SLM 6.50% 6/15/10                                                                   NZD               11,405,000          7,754,267
o#ZFS Finance USA 144A
   6.15% 12/15/65                                                                   USD                1,925,000          1,935,331
   6.45% 12/15/65                                                                                      3,400,000          3,442,194
                                                                                                                          ---------
                                                                                                                         32,857,548
                                                                                                                        -----------
Industrial - Other - 0.79%
Adesa 7.625% 6/15/12                                                                                   1,420,000          1,427,100
Foster Wheeler 10.359% 9/15/11                                                                           257,000            287,840
Interline Brands 11.50% 5/15/11                                                                        1,811,000          2,019,265
#Knowledge Learning 144A 7.75% 2/1/15                                                                    955,000            916,800
    *(TM)Mueller Holdings 14.75% 4/15/14                                                               1,830,000          1,409,100
#Nell AF SARL 144A 8.375% 8/15/15                                                                      1,080,000          1,084,050
Trimas 9.875% 6/15/12                                                                                  1,615,000          1,388,900
                                                                                                                          ---------
                                                                                                                          8,533,055
Insurance - 2.17%
oBerkshire Hathaway Finance 4.61% 1/11/08                                                                690,000            691,077
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                           1,585,000          1,654,509
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                          270,000            272,502
   8.625% 5/1/24                                                                                         345,000            413,825
#Liberty Mutual 144A 5.75% 3/15/14                                                                       195,000            193,182
Marsh & McLennan
   o4.72% 7/13/07                                                                                      1,385,000          1,383,359
   5.15% 9/15/10                                                                                       1,195,000          1,184,661
   5.375% 3/15/07                                                                                      1,165,000          1,164,777
   5.375% 7/15/14                                                                                        320,000            312,777
   5.75% 9/15/15                                                                                       1,511,000          1,513,656
MetLife
   5.00% 6/15/15                                                                                         830,000            812,647
   5.70% 6/15/35                                                                                         175,000            173,604
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                        1,210,000          1,444,549
#Nippon Life Insurance 144A 4.875% 8/9/10                                                              1,350,000          1,327,790
oo#North Front Pass-Through Trust 144A 5.81% 12/15/24                                                  2,070,000          2,063,600
o#Oil Insurance 144A 5.15% 8/15/33                                                                     1,455,000          1,442,165
o#Premium Asset Trust Series 2005-2 144A 4.465% 2/2/07                                                   660,000            658,866
St. Paul Travelers 5.01% 8/16/07                                                                       1,455,000          1,451,399
oo#Twin Reefs Pass-Through Trust 144A 5.42% 12/31/49                                                   1,400,000          1,401,436
#Unumprovident Finance 144A 6.85% 11/15/15                                                               975,000          1,019,100
Willis Group
   5.125% 7/15/10                                                                                        870,000            864,485
   5.625% 7/15/15                                                                                      2,080,000          2,079,927
                                                                                                                          ---------
                                                                                                                         23,523,893
Natural Gas - 0.87%
oAtmos Energy 4.975% 10/15/07                                                                            965,000            965,972
El Paso Natural Gas 7.625% 8/1/10                                                                        375,000            396,810
El Paso Production Holding 7.75% 6/1/13                                                                  950,000          1,009,375
Enterprise Products Operating
   4.00% 10/15/07                                                                                        430,000            421,103
   4.625% 10/15/09                                                                                     1,290,000          1,256,834
Inergy Finance 6.875% 12/15/14                                                                           525,000            497,438
#Inergy Finance 144A 8.25% 3/1/16                                                                        400,000            407,000
Sempra Energy
   4.621% 5/17/07                                                                                      1,710,000          1,699,132
   o4.84% 5/21/08                                                                                        855,000            857,327
Tennessee Gas Pipeline 8.375% 6/15/32                                                                    550,000            647,877
Valero Logistics Operations 6.05% 3/15/13                                                              1,220,000          1,258,626
                                                                                                                          ---------
                                                                                                                          9,417,494
                                                                                                                          ---------
Real Estate - 0.65%
American Real Estate Partners 8.125% 6/1/12                                                            1,545,000          1,622,249
BF Saul REIT 7.50% 3/1/14                                                                              1,819,000          1,869,022
Developers Diversified Realty
   4.625% 8/1/10                                                                                         290,000            280,577
   5.25% 4/15/11                                                                                         400,000            394,727
   5.375% 10/15/12                                                                                     1,595,000          1,573,058
Tanger Properties 9.125% 2/15/08                                                                       1,270,000          1,354,764
                                                                                                                          ---------
                                                                                                                          7,094,397
                                                                                                                          ---------
Technology - 0.98%
Magnachip Semiconductor 8.00% 12/15/14                                                                 1,465,000          1,424,713
Motorola 4.608% 11/16/07                                                                                 530,000            526,350
#Oracle Corporate 144A 5.25% 1/15/16                                                                   1,685,000          1,662,492
Sanmina-SCI
   8.125% 3/1/16                                                                                         800,000            814,000
   10.375% 1/15/10                                                                                     1,550,000          1,706,938
#Sunguard Data Systems 144A 10.25% 8/15/15                                                             2,045,000          2,065,450
#Telcordia Technologies 144A 10.00% 3/15/13                                                            2,585,000          2,378,199
                                                                                                                          ---------
                                                                                                                         10,578,142
                                                                                                                         ----------
Transportation - 1.35%
American Airlines
   6.817% 5/23/11                                                                                        630,000            607,456
   7.379% 5/23/16                                                                                        221,067            181,651
Continental Airlines 6.503% 6/15/11                                                                    1,370,000          1,340,622
oCSX 4.561% 8/3/06                                                                                       580,000            580,911
#Erac USA Finance 144A
   5.30% 11/15/08                                                                                        100,000            100,139
   7.35% 6/15/08                                                                                       1,370,000          1,432,730
    *(TM)H-Lines Finance Holdings 11.00% 4/1/13                                                        2,329,000          1,944,714
#Hertz 144A
   8.875% 1/1/14                                                                                         835,000            866,313
   10.50% 1/1/16                                                                                         365,000            383,250
Horizon Lines 9.00% 11/1/12                                                                              373,000            395,846
Kansas City Southern Railway 9.50% 10/1/08                                                             1,515,000          1,645,669
OMI 7.625% 12/1/13                                                                                     1,785,000          1,840,781
Seabulk International 9.50% 8/15/13                                                                      415,000            464,800
Stena 9.625% 12/1/12                                                                                   1,575,000          1,724,625
United AirLines 7.73% 7/1/10                                                                           1,154,116          1,143,014
                                                                                                                          ---------
                                                                                                                         14,652,521
                                                                                                                        -----------
Total Corporate Bonds (cost $448,465,239)                                                                               443,890,038
                                                                                                                        ===========

Foreign Agencies - 3.64%?
Austria - 0.66%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY              804,000,000          7,154,401
                                                                                                                          ---------
                                                                                                                          7,154,401
                                                                                                                          ---------
Germany - 1.98%
KFW
   6.00% 2/28/11                                                                    NZD                  690,000            460,256
   6.50% 11/15/11                                                                   NZD               16,318,000         11,195,059
KFW International Finance 1.75% 3/23/10                                             JPY              603,000,000          5,355,383
Rentenbank 1.375% 4/25/13                                                           JPY              517,000,000          4,433,402
                                                                                                                          ---------
                                                                                                                         21,444,100
                                                                                                                         ----------
Mexico - 0.61%
#Pemex Master Trust 144A
   5.75% 12/15/15                                                                   USD                3,431,000          3,395,833
   6.625% 6/15/35                                                                   USD                1,520,000          1,523,420
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                             USD                1,637,000          1,640,683
                                                                                                                          ---------
                                                                                                                          6,559,936
                                                                                                                          ---------
Norway - 0.27%
^Eksportfinanas 14.245% 10/4/06                                                     BRL                7,200,000          2,960,398
                                                                                                                          ---------

                                                                                                                          2,960,398
                                                                                                                          ---------
Ukraine - 0.12%
Exim of Ukraine 7.75% 9/23/09                                                       USD                1,258,000          1,284,418
                                                                                                                          ---------
                                                                                                                          1,284,418
                                                                                                                          ---------
Total Foreign Agencies (cost $40,367,002)                                                                                39,403,253
                                                                                                                         ==========

Municipal Bonds - 0.74%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                          USD                  925,000            986,235
California State
   5.00% 2/1/33                                                                                           80,000             82,202
   5.00% 2/1/33                                                                                           75,000             76,957
California State Economic Recovery Series A 5.25% 7/1/13                                                 255,000            279,472
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     385,000            402,822
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                                      985,000          1,066,676
Forsyth, Montana Pollution Control Revenue (Portland General Project)
   Series A 5.20% 5/1/33                                                                                 150,000            154,977
Golden State, California Tobacco Securitization Corporation Settlement Revenue
   Series B 5.50% 6/1/43                                                                                 250,000            278,013
Illinois State Taxable Pension 5.10% 6/1/33                                                              265,000            257,299
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36                                      1,195,000
1,252,300
Massachusetts School Building Authority 5.00% 8/15/30 (FSA)                                            1,005,000          1,052,738
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                            335,000            353,753
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               565,000            608,917
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                         445,000            474,076
Oregon State Taxable Pension 5.892% 6/1/27                                                               305,000            325,734
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                    90,000             91,397
   6.07% 7/1/26                                                                                          280,000            292,250
                                                                                                                            -------
Total Municipal Bonds (cost $7,902,520)                                                                                   8,035,818
                                                                                                                          =========

Non-Agency Asset Backed Securities - 3.17%
#ABSC Net Interest Margin Trust Series 2004-HE1 A 144A 7.00% 1/17/34                                      18,296             18,215
AmeriCredit Automobile Receivables Trust Series 2001-D A4 4.41% 11/12/08                                 361,582            361,521
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16                              183,165            177,966
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                       345,000            323,621
#Countrywide Asset-Backed Certificates
   Series 2004-1 Net Interest Margin 144A 6.00% 5/25/34                                                    1,605              1,603
Countrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                                                      905,000            889,168
   oSeries 2005-12 2A2 4.898% 2/25/36                                                                  2,105,000          2,087,599
Credit-Based Asset Servicing and Securitization
   Series 2005-CB8 AF1B 5.451% 12/25/35                                                                1,568,140          1,565,479
General Motors Acceptance Corporation Mortgage Loan Trust
   Series 2004-HLT1 A2 3.87% 5/25/25                                                                   2,430,568          2,398,132
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                             70,580             70,403
#MBNA Master Credit Card Trust Series 2000-D C 144A 8.40% 9/15/09                                        365,000            378,830
oMerrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36                                     986,394            984,890
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                            98,578             93,474
   Series 2004-1 A 6.005% 8/15/37                                                                        183,891            187,862
   Series 2005-1 A 5.745% 1/15/40                                                                      1,055,419          1,051,462
Navistar Financial Corporation Owner Trust Series 2002-B A4 3.52% 10/15/09                               187,056            185,428
oNovastar Home Equity Loan Series 2004-4 A2B 4.87% 3/25/35                                             1,590,000          1,592,231
oOption One Mortgage Loan Trust Series 2005-4 A3 4.79% 11/25/35                                        2,520,000          2,521,841
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                      935,000            926,173
   Series 2005-2 AF2 4.361% 8/25/35                                                                    3,485,000          3,436,930
   Series 2005-4 A2 5.399% 2/25/36                                                                       790,000            790,000
   Series 2005-4 A3 5.565% 2/25/36                                                                       500,000            500,000
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 4.76% 12/25/34                                                                2,265,000          2,267,385
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                     330,000            326,380
oResidential Funding Mortgage Securities II Series 2005-HI2 A1 4.67% 5/25/35                           1,025,846          1,025,970
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33                                           14,069             11,734
Saxon Asset Securities Trust
   Series 2003-2 AF4 3.546% 8/25/29                                                                    3,358,782          3,347,289
   oSeries 2005-1 A2B 4.75% 5/25/35                                                                    2,200,000          2,201,548
#Sierra Receivables Funding Company Series 2003-2A A1 144A 3.03% 12/15/15                                212,816            206,525
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                     552,374            510,142
   Series 2004-16XS A2 4.91% 8/25/34                                                                   3,597,983          3,583,232
   oSeries 2005-NC1 A7 4.76% 2/25/35                                                                     345,000            345,291
                                                                                                                            -------
Total Non-Agency Asset Backed Securities (cost $34,500,807)                                                              34,368,324
                                                                                                                         ==========

Non-Agency Collateralized Mortgage Obligations - 8.30%
oAmerican Home Mortgage Investment Trust Series 2004-2 4A2 3.635% 2/25/44                              1,125,414          1,123,015
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                     369,307            371,154
   Series 2004-2 1A1 6.00% 3/25/34                                                                       244,383            245,605
   Series 2004-10 1CB1 6.00% 11/25/34                                                                    812,756            815,778
   Series 2005-3 2A1 5.50% 4/25/20                                                                       734,218            735,595
   Series 2005-5 2CB1 6.00% 6/25/35                                                                    1,682,905          1,676,480
   Series 2005-6 7A1 5.50% 7/25/20                                                                     2,253,848          2,256,666
   Series 2005-9 5A1 5.50% 10/25/20                                                                    1,505,084          1,498,197
Bank of America Mortgage Securities
   oSeries 2003-D 1A2 3.428% 5/25/33                                                                       8,082              8,082
   oSeries 2003-I 2A4 3.828% 10/25/33                                                                    285,507            283,147
   Series 2005-9 2A1 4.75% 10/25/20                                                                    2,076,876          2,022,128
   oSeries 2005-A 1A1 4.062% 2/25/35                                                                     297,510            296,022
   oSeries 2005-A 2A1 4.465% 2/25/35                                                                     934,784            917,387
   oSeries 2005-B 2A1 4.399% 3/25/35                                                                   1,288,600          1,262,333
   oSeries 2005-E 2A1 4.981% 6/25/35                                                                   1,473,986          1,456,434
oBear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                             734,213            717,349
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                 2,193,674          2,174,019
Chase Mortgage Finance Corporation Series 2003-S8 A2 5.00% 9/25/18                                     3,289,596          3,237,077
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                  3,033,145          3,038,508
   oSeries 2004-J7 1A2 4.673% 8/25/34                                                                    646,391            642,921
   oSeries 2005-63 3A1 5.906% 11/25/35                                                                 2,321,407          2,333,014
   Series 2006-2CB A3 5.50% 3/25/36                                                                    1,660,000          1,663,320
ooCountrywide Home Loan Mortgage Pass-Through Trust
   Series 2003-21 A1 4.088% 5/25/33                                                                      252,567            249,386
Countrywide Home Loan Trust Series 2006-1 PT1 6.00% 1/1/36                                             1,715,000          1,709,641
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                     150,191            152,725
   oSeries 2003-AR22 2A3 4.107% 9/25/33                                                                  479,134            476,610
   Series 2004-1 3A1 7.00% 2/25/34                                                                        43,563             44,234
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                       3,035,446          3,060,336
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                       79,478             83,675
   oSeries 2004-AR5 4A1 5.686% 10/25/34                                                                  341,695            339,455
#Goldman Sachs Reperforming Mortgage Security Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                         118,831            124,701
   Series 1999-3 A 8.00% 8/19/29                                                                         241,466            255,038
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                   2,282,997          2,421,492
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                     966,893          1,040,965
   Series 2006-RP1 1A2 7.50% 1/25/36                                                                   1,800,000          1,958,906
oIndymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.908% 12/25/35                               2,271,997          2,291,895
oJPMorgan Mortgage Trust
   Series 2005-A2 2A1 4.727% 4/25/35                                                                   1,228,296          1,221,003
   Series 2005-A6 1A2 5.154% 9/25/35                                                                   2,210,000          2,186,826
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                 1,933,804          1,940,600
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.909% 12/25/33                                 284,447            283,204
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                        88,879             90,577
   Series 2003-9 1A1 5.50% 12/25/18                                                                      367,367            367,827
   Series 2005-3 7A1 6.00% 4/25/35                                                                       976,131            978,043
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34                                                                       893,193            945,480
   Series 2005-2 1A4 8.00% 5/25/35                                                                     2,290,176          2,426,155
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                      1,720,302          1,700,174
oMerrill Lynch Mortgage Investors Series 2005-A5 A9 4.88% 6/25/35                                      2,357,431          2,330,395
oMLCC Mortgage Investors Series 2005-1 1A 4.742% 4/25/35                                               1,670,578          1,661,181
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35                                             1,785,000          1,760,570
Prime Mortgage Trust
   Series 2004-2 A2 4.75% 11/25/19                                                                     1,673,616          1,620,509
   Series 2004-CL1 1A1 6.00% 2/25/34                                                                     270,380            270,211
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                     371,246            378,689
   Series 2004-SL4 A3 6.50% 7/25/32                                                                      566,576            578,311
   Series 2005-SL1 A2 6.00% 5/25/32                                                                    1,274,758          1,302,372
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                      482,059            479,950
   Series 2005-18 6A1 5.34% 9/25/35                                                                    4,085,963          4,062,473
   Series 2005-3XS A2 4.78% 1/25/35                                                                    3,250,000          3,252,024
Structured Asset Securities
   oSeries 2002-22H 1A 6.983% 11/25/32                                                                   100,058            101,760
   Series 2004-5H A2 4.43% 12/25/33                                                                    1,762,434          1,749,429
   Series 2004-12H 1A 6.00% 5/25/34                                                                      728,439            728,894
oThornburg Mortgage Securities Trust 2005-3 A1 4.76% 10/25/35                                          2,076,884          2,078,945
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                      41,062             40,140
   oSeries 2003-AR9 1A7 4.053% 9/25/33                                                                   469,977            460,007
   Series 2004-CB3 1A 6.00% 10/25/34                                                                     789,633            786,784
   Series 2004-CB3 4A 6.00% 10/25/19                                                                     612,339            623,629
   oSeries 2005-AR3 A1 4.65% 3/25/35                                                                   1,471,807          1,447,508
oWashington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                       524,542            521,313
   Series 2005-1 6A2 6.50% 3/25/35                                                                       122,639            123,694
   Series 2005-9 3CB 5.50% 10/25/20                                                                    1,949,665          1,940,953
Wells Fargo Mortgage Backed Securities Trust
   oSeries 2004-I 1A1 3.39% 7/25/34                                                                    1,006,850          1,003,275
   oSeries 2004-T A1 3.451% 9/25/34                                                                    1,459,015          1,460,290
   Series 2005-12 1A7 5.50% 11/25/35                                                                   2,316,386          2,249,790
   Series 2005-17 1A2 5.50% 1/25/36                                                                    1,818,498          1,765,932
                                                                                                                          ---------
Total Non-Agency Collateralized Mortgage Obligations (cost $90,649,643)                                                  89,902,207
                                                                                                                         ==========

Regional Agency - 0.38%?
Australia - 0.38%
Queensland Treasury
   6.00% 8/14/13                                                                    AUD                1,681,000          1,315,152
   6.00% 10/14/15                                                                   AUD                3,492,000          2,748,291
                                                                                                                          ---------
Total Regional Agency (cost $4,046,740)                                                                                   4,063,443
                                                                                                                          =========

Regional Authority - 1.89%?
Canada - 1.89%
Ontario Province
   1.875% 1/25/10                                                                   JPY              801,000,000          7,147,345
   4.50% 3/8/15                                                                     CAD                2,008,000          1,771,485
   6.25% 6/16/15                                                                    NZD               11,960,000          8,073,054
Quebec Province
   5.75% 12/1/36                                                                    CAD                1,700,000          1,688,198
   6.75% 11/9/15                                                                    NZD                2,590,000          1,780,258
                                                                                                                          ---------
Total Regional Authority (cost $20,715,278)                                                                              20,460,340
                                                                                                                         ==========

Sovereign Agencies - 0.61%?
Canada - 0.33%
Canada Housing Trust No 1 3.75% 3/15/10                                             CAD                4,115,000          3,564,359
                                                                                                                          ---------
                                                                                                                          3,564,359
Japan - 0.28%
Development Bank of Japan 1.70% 9/20/22                                             JPY              365,000,000          3,044,842
                                                                                                                          ---------
                                                                                                                          3,044,842
Total Sovereign Agencies (cost $6,648,159)                                                                                6,609,201
                                                                                                                          =========

Sovereign Debt - 17.95%?
Argentina - 0.61%
Republic of Argentina
       *s1.33% 12/31/38                                                             USD                9,503,000          3,379,742
   o4.005% 8/3/12                                                                   USD                1,595,125          1,272,910
   o5.83% 12/31/33                                                                  ARS                4,804,000          1,969,225
                                                                                                                          ---------
                                                                                                                          6,621,877
Austria - 0.91%
Republic of Austria
   5.25% 1/4/11                                                                     EUR                1,365,000          1,810,663
   9.00% 9/15/06                                                                    ISK              506,800,000          8,083,138
                                                                                                                          ---------
                                                                                                                          9,893,801
Belize - 0.13%
Government of Belize 9.50% 8/15/12                                                  USD                1,521,000          1,444,950
                                                                                                                          ---------
                                                                                                                          1,444,950
Brazil - 2.59%
Federal Republic of Brazil
   8.75% 2/4/25                                                                     USD                3,037,000          3,481,921
   9.56% 8/15/10                                                                    BRL                6,806,050          2,731,343
   12.25% 3/6/30                                                                    USD                2,592,000          3,900,960
   12.50% 1/5/16                                                                    BRL               38,574,000         17,874,480
                                                                                                                         ----------
                                                                                                                         27,988,704
Colombia - 0.29%
Republic of Colombia
   8.125% 5/21/24                                                                   USD                  591,000            658,965
   10.375% 1/28/33                                                                  USD                1,154,000          1,575,210
   10.50% 7/9/10                                                                    USD                  802,000            950,370
                                                                                                                            -------
                                                                                                                          3,184,545
Dominican Republic - 0.06%
Dominican Republic 9.04% 1/23/18                                                    USD                  573,886            624,101
                                                                                                                            -------
                                                                                                                            624,101
El Salvador - 0.34%
Republic of El Salvador 7.65% 6/15/35                                               USD                3,474,000          3,734,550
                                                                                                                          ---------
                                                                                                                          3,734,550
France - 1.29%
France Government O.A.T. 3.50% 4/25/15                                              EUR                2,865,000          3,486,648
French Treasury Note 2.75% 3/12/08                                                  EUR                8,687,000         10,507,610
                                                                                                                         ----------
                                                                                                                         13,994,258
Germany - 2.95%
Deutschland Republic
   3.50% 1/4/16                                                                     EUR                2,997,000          3,652,067
   4.00% 1/4/37                                                                     EUR                2,830,000          3,610,021
   4.75% 7/4/08                                                                     EUR                8,321,000         10,514,609
   6.25% 1/4/24                                                                     EUR                4,435,000          7,187,048
   6.50% 7/4/27                                                                     EUR                4,094,000          6,984,792
                                                                                                                          ---------
                                                                                                                         31,948,537
Mexico - 0.70%
Mexican Bonos
   9.00% 12/22/11                                                                   MXN               37,649,700          3,783,532
   9.50% 12/18/14                                                                   MXN               36,448,800          3,779,565
                                                                                                                          ---------
                                                                                                                          7,563,097
                                                                                                                          ---------
Netherlands - 0.97%
Netherlands Government 5.75% 2/15/07                                                EUR                8,347,000         10,449,500
                                                                                                                         ----------
                                                                                                                         10,449,500
                                                                                                                         ----------
Norway - 0.94%
Norwegian Government
   5.00% 5/15/15                                                                    NOK               31,249,000          5,146,096
   6.00% 5/16/11                                                                    NOK               29,885,000          5,020,008
                                                                                                                          ---------
                                                                                                                         10,166,104
Panama - 0.18%
Republic of Panama 6.70% 1/26/36                                                    USD                1,940,000          1,938,060
                                                                                                                          ---------
                                                                                                                          1,938,060
                                                                                                                          ---------
Philippines - 0.31%
Republic of Philippines 10.625% 3/16/25                                             USD                  860,000          1,095,425
Republic of Phillippines 7.75% 1/14/31                                              USD                2,291,000          2,270,954
                                                                                                                          ---------
                                                                                                                          3,366,379
Poland - 0.96%
Poland Government
   5.00% 10/24/13                                                                   PLN               16,201,000          5,165,834
   6.00% 11/24/10                                                                   PLN               15,628,000          5,203,734
                                                                                                                          ---------
                                                                                                                         10,369,568
Portugal - 0.17%
Portuguese Government 3.20% 4/15/11                                                 EUR                1,495,000          1,805,568
                                                                                                                          ---------
                                                                                                                          1,805,568
                                                                                                                          ---------
Russia - 0.20%
Russian Ministry of Finance 3.00% 5/14/08                                           USD                2,186,000          2,083,696
@#Russian Paris Club Participation Note 144A 1.975% 8/20/20                         JPY                8,781,156             74,838
                                                                                                                             ------
                                                                                                                          2,158,534
                                                                                                                          ---------
Sweden - 0.95%
Sweden Government
   3.50% 12/1/15                                                                    SEK               10,200,000          1,728,588
   5.00% 12/1/20                                                                    SEK               22,610,000          3,490,674
   5.25% 3/15/11                                                                    SEK               34,985,000          5,034,648
                                                                                                                          ---------
                                                                                                                         10,253,910
                                                                                                                         ----------
Turkey - 0.71%
Republic of Turkey
   6.875% 3/17/36                                                                   USD                1,021,000            983,989
   7.25% 3/15/15                                                                    USD                2,783,000          2,929,108
   8.00% 2/14/34                                                                    USD                3,478,000          3,808,409
                                                                                                                          ---------
                                                                                                                          7,721,506
                                                                                                                          ---------
United Kingdom - 1.75%
U.K. Treasury
   4.75% 6/7/10                                                                     GBP                2,002,000          3,629,339
   4.75% 9/7/15                                                                     GBP                6,316,600         11,768,321
   9.00% 7/12/11                                                                    GBP                1,643,000          3,592,540
                                                                                                                          ---------
                                                                                                                         18,990,200
                                                                                                                         ----------
Uruguay - 0.15%
Republic of Uruguay 8.00% 11/18/22                                                  USD                1,567,000          1,637,515
                                                                                                                          ---------
                                                                                                                          1,637,515
                                                                                                                          ---------
Venezuela - 0.79%
Venezuela Government
   7.00% 12/1/18                                                                    USD                3,934,000          3,963,505
   7.65% 4/21/25                                                                    USD                  510,000            543,150
   9.375% 1/13/34                                                                   USD                3,185,000          3,989,213
                                                                                                                          ---------
                                                                                                                          8,495,868
                                                                                                                          ---------
Total Sovereign Debt (cost $194,680,791)                                                                                194,351,132
                                                                                                                        ===========

Supranational Banks - 1.97%
Asia Development Bank 0.50% 10/9/12                                                 AUD                2,552,000          1,387,032
European Investment Bank
   1.40% 6/20/17                                                                    JPY              427,000,000          3,566,393
   4.00% 10/15/37                                                                   EUR                4,286,000          5,286,020
   4.375% 7/8/15                                                                    GBP                2,008,000          3,564,980
^#European Investment Bank 144A 16.628% 9/12/08                                     BRL                7,771,785          2,467,570
Inter-American Development Bank 1.90% 7/8/09                                        JPY              564,000,000          5,020,773
                                                                                                                          ---------
Total Supranational Banks (cost $21,529,825)                                                                             21,292,768
                                                                                                                         ==========

U.S. Treasury Obligations - 3.44%
8U.S. Treasury Bond 5.375% 2/15/31                                                  USD                5,880,000          6,474,891
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                        365,162            350,085
   1.875% 7/15/15                                                                                        726,547            719,651
   2.00% 1/15/16                                                                                       1,583,386          1,585,303
   2.00% 1/15/26                                                                                       1,289,613          1,287,689
   3.00% 7/15/12                                                                                      10,146,447         10,807,162
   3.625% 4/15/28                                                                                        666,006            862,239
U.S. Treasury Notes
   4.375% 1/31/08                                                                                        805,000            802,925
   4.50% 11/15/15                                                                                      8,711,000          8,693,648
^U.S. Treasury Strip 4.203% 11/15/13                                                                   8,130,000          5,704,927
                                                                                                                          ---------
Total U.S. Treasury Obligations (cost $37,707,766)                                                                       37,288,520
                                                                                                                         ==========


                                                                                                     Number of
                                                                                                     Shares
Common Stock - 0.16%
B&G Foods                                                                                                 18,500            273,430
+Foster Wheeler                                                                                            5,946            292,841
+Mirant                                                                                                   31,752            889,056
+Petroleum Geo-Services ADR                                                                                2,385             85,836
+XM Satellite Radio Holdings Class A                                                                       5,702            149,278
                                                                                                                            -------
Total Common Stock (cost $1,039,289)                                                                                      1,690,441
                                                                                                                          =========

Preferred Stock - 0.07%
Alamosa Delaware 7.50%                                                                                       300            413,475
Nexen 7.35%                                                                                               11,800            302,670
                                                                                                                            -------
Total Preferred Stock (cost $569,930)                                                                                       716,145
                                                                                                                            =======

Warrant - 0.05%
Argentina GDP Linked, expiration date 12/15/35                                                         8,355,000            574,406
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                                 147                  0
                                                                                                                                  -
Total Warrant (cost $410,928)                                                                                               574,406
                                                                                                                            =======
                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 6.20%
With BNP Paribas 4.37% 2/1/06 (dated 1/31/06, to be repurchased at $39,393,781, collateralized by $18,531,000 U.S. Treasury Notes 2.00% due 5/15/06, market value $18,483,209, $8,691,000 U.S. Treasury Notes 2.375% due 8/15/06, market value $8,685,971 and $13,137,000 U.S. Treasury Notes 2.625% due 11/15/06,
market value $13,017,901)                                                           USD               39,389,000         39,389,000

With Cantor Fitzgerald 4.36% 2/1/06 (dated 1/31/06, to be repurchased at
$27,799,366, collateralized by $2,154,000 U.S. Treasury Bills due 6/22/06,
market value $2,117,160, $12,703,000 U.S. Treasury Notes 3.50% due 11/15/06,
market value $12,691,448 and $13,898,000 U.S. Treasury Notes 3.625% due 7/15/09,
market value $13,552,556)                                                                             27,796,000         27,796,000
                                                                                                                         ----------
Total Repurchase Agreements (cost $67,185,000)                                                                           67,185,000
                                                                                                                         ==========

Total Market Value of Securities - 105.37%
   (cost $1,149,601,103)                                                                                              1,140,959,231
Liabilities Net of Receivables and Other Assets (See Notes) - (5.37%)o                                                 (58,159,324)
                                                                                                                       ============
Net Assets Applicable to 126,083,987 Shares Outstanding - 100.00%                                                    $1,082,799,907
                                                                                                                     ==============

iPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

ARS - Argentina Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
ISK - Iceland Krona
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Kronor
USD - U.S. Dollar

#Security exempt from registration under Rule 144A of the Securities Act of 1933. At January 31, 2006, the aggregate amount of Rule 144A securities equals $149,706,651, which represented 13.83% of the Fund's net assets. See Note 5 in "Notes."
+Non-income producing security for the period ended January 31, 2006. ++Non-income producing security. Security is currently in default.

oSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
8Fully or partially pledged as collateral for financial futures contracts. =Security is being fair valued in accordance with the Fund's fair valuation policy. At January 31, 2006, the aggregate amount of fair valued securities equals $1,759,866, which represented 0.16% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At January 31, 2006, the aggregate amount of illiquid securities equals $3,609,908, which represented 0.33% of the Fund's net assets. See Note 5 in "Notes."

oVariable rate securities. The interest rate shown is the rate as of January 31, 2006.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
*(TM)Step coupon bond.
Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective. *Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at January 31, 2006.
?Securities have been classified by country of origin.
oPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes. zOf this amount, $124,204,560 represents payable for securities purchased as of January 31, 2006.

Summary of Abbreviations:
ADR - American Depositary Receipts
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Federal Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GDP - Gross Domestic Product
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)
PRN - Principal only strip
REIT - Real Estate Investment Trust
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                                           Unrealized
                                                                                                          Appreciation
Contracts to Receive (Deliver)                 In Exchange For                 Settlement Date           (Depreciation)
-----------------------------                  ---------------                 ---------------           -------------
116,568 Australian Dollars                   USD      (87,913)                     2/13/06               $       438
(3,231,000) British Pounds                     USD   5,727,847                     2/14/06                  (20,080)
(4,794,000) British Pounds                     USD   8,293,277                     3/23/06                 (236,171)
4,235,578 European Monetary Units              USD (5,146,075)                     2/13/06                     3,347
4,671,154 European Monetary Units              USD (5,702,179)                     2/14/06                  (22,862)
     26,105 European Monetary Units          USD      (31,464)                     2/15/06                       277
4,044,867 European Monetary Units              USD (4,917,991)                     2/16/06                       461
4,258,065 European Monetary Units             NOK (34,254,000)                      3/3/06                    22,906
4,261,161 European Monetary Units             SEK (39,371,000)                      3/3/06                   (9,928)
(9,392,000) European Monetary Units          JPY 1,319,341,200                      3/3/06                 (145,382)
8,859,582 European Monetary Units             USD (10,950,000)                     3/23/06                 (154,315)
(13,066,982) Japanese Yen                     USD      112,979                     2/13/06                     1,460
245,789,208 Japanese Yen                       NZD (3,129,000)                      3/3/06                  (41,576)
(80,439,400) Mexican Pesos                     USD   7,546,618                     3/23/06                 (119,619)
(35,560,240) New Zealand Dollars                USD 24,199,689                     3/23/06                 (115,888)
(603) Norwegian Krone                      USD              92                     2/13/06                         1
(16,124,000) Polish Zloty                       USD  5,146,075                     2/13/06                    24,947
(15,470,000) Polish Zloty                       USD  4,917,991                     2/16/06                     4,462
                                                                                                       -------------
                                                                                                          $(807,522)
                                                                                                       =============

Futures Contracts(2)
                                                                                                           Unrealized
          Contracts                        Notional             Notional                                  Appreciation
        to Buy (Sell)                   Cost (Proceeds)           Value           Expiration Date        (Depreciation)
        -------------                   --------------            -----           ---------------        -------------
 242 U.S. Treasury 5 year Notes         $  25,778,011        $  25,587,719            3/31/06             $(190,292)
(546) U.S. Treasury 10 year Notes        (59,257,314)         (59,206,875)            3/31/06                 50,439
  (77) U.S. Treasury 10 year interest
  rate swap                               (8,222,859)          (8,267,875)            3/31/06               (45,016)
                                                                                                            --------
                                                                                                          $(184,869)
                                                                                                          ==========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 3 in "Notes."
(2)See Note 4 in "Notes."

-------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds - Delaware Diversified Income Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2006, the cost of investments and gross unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                         $1,152,966,441
                                            --------------
Aggregate unrealized appreciation                7,811,269

Aggregate unrealized depreciation             (19,818,479)
                                          ----------------
Net unrealized depreciation                 $ (12,007,210)
                                           ===============

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $4,709,076 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,578,031 expires in 2008 and $2,131,045 expires in 2009.

3. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of net assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Adviser Funds


Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  March 31, 2006



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  March 31, 2006


Michael P. Bishof
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  March 31, 2006